Basis of Presentation of the Consolidated Financial Statements - Impacts of Adopting IFRS 15 (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2016
ASSETS
NON-CURRENT ASSETS	€ 94,549	€ 90,707
Intangible assets	16,034	16,856	€ 18,005
Goodwill	25,403	25,748
Property, plant and equipment	32,228	33,295	34,225
Investments accounted for by the equity method	140	68
Financial assets and other non-current assets	7,123	7,109
Deferred tax assets	6,682	7,631	7,820
CURRENT ASSETS	24,328	23,340
Inventories	1,999	1,692
Receivables and other current assets	10,785	10,579
Tax receivables	1,561	1,676
Other current financial assets	3,123	2,209
Cash and cash equivalents	6,042	5,692	5,192			€ 3,736
Non-current assets classified as held for sale	818	1,492
Total allocated assets	118,877	114,047
EQUITY AND LIABILITIES
EQUITY	25,450	26,980	26,618	€ 26,996	€ 29,229	€ 28,385
Equity attributable to equity holders of the parent and other holders of equity instruments	17,118	17,947
Equity attributable to non-controlling interests	8,332	9,033
NON-CURRENT LIABILITIES	63,236	57,418
Non-current financial liabilities	43,288	45,334
Payables and other non-current liabilities	2,928	1,890
Deferred tax liabilities	2,908	2,674	2,145
Non-current provisions	8,486	7,520
CURRENT LIABILITIES	30,191	29,649
Current financial liabilities	9,076	9,368
Payables and other current liabilities	14,903	15,485
Current tax payables	2,560	2,047
Current provisions	1,672	1,912
Liabilities associated with non-current assets classified as held for sale	380	837
TOTAL EQUITY AND LIABILITIES	118,877	114,047
Profit or loss [abstract]
Revenues	48,422	48,693	52,008
Depreciation and amortization	(10,582)	(9,049)	(9,396)
OPERATING INCOME	4,537	6,522	6,791
Share of income (loss) of investments accounted for by the equity method	13	4	5
Net financial expense	(1,832)	(955)	(2,199)
PROFIT BEFORE TAX	2,718	5,571	4,597
Corporate income tax	(1,054)	(1,621)	(1,219)
PROFIT FOR THE YEAR	1,664	3,950	3,378
Attributable to equity holders of the parent	1,142	3,331	3,132
Attributable to non-controlling interests	€ 522	€ 619	€ 246
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.17	€ 0.57	€ 0.56
IAS 18
ASSETS
NON-CURRENT ASSETS		€ 90,448
Intangible assets		16,856
Goodwill		25,748
Property, plant and equipment		33,295
Investments accounted for by the equity method		68
Financial assets and other non-current assets		6,823
Deferred tax assets		7,658
CURRENT ASSETS		22,540
Inventories		1,692
Receivables and other current assets		9,789
Tax receivables		1,666
Other current financial assets		2,209
Cash and cash equivalents		5,692
Non-current assets classified as held for sale		1,492
Total allocated assets		112,988
EQUITY AND LIABILITIES
EQUITY		26,193
Equity attributable to equity holders of the parent and other holders of equity instruments		17,262
Equity attributable to non-controlling interests		8,931
NON-CURRENT LIABILITIES		57,267
Non-current financial liabilities		45,334
Payables and other non-current liabilities		1,903
Deferred tax liabilities		2,510
Non-current provisions		7,520
CURRENT LIABILITIES		29,528
Current financial liabilities		9,368
Payables and other current liabilities		15,460
Current tax payables		1,951
Current provisions		1,912
Liabilities associated with non-current assets classified as held for sale		837
TOTAL EQUITY AND LIABILITIES		112,988
Profit or loss [abstract]
Revenues	€ 48,422	48,728
Depreciation and amortization	(8,950)	(9,049)
OPERATING INCOME	4,660	6,446
Share of income (loss) of investments accounted for by the equity method	13	4
Net financial expense	(1,618)	(944)
PROFIT BEFORE TAX	3,055	5,506
Corporate income tax	(1,104)	(1,609)
PROFIT FOR THE YEAR	1,951	3,897
Attributable to equity holders of the parent	1,383	3,291
Attributable to non-controlling interests	€ 568	€ 606
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)	€ 0.21	€ 0.56
IFRS 15 impact
ASSETS
NON-CURRENT ASSETS		€ 259
Intangible assets		0
Goodwill		0
Property, plant and equipment		0
Investments accounted for by the equity method		0
Financial assets and other non-current assets		286
Deferred tax assets		(27)
CURRENT ASSETS		800
Inventories		0
Receivables and other current assets		790
Tax receivables		10
Other current financial assets		0
Cash and cash equivalents		0
Non-current assets classified as held for sale		0
Total allocated assets		1,059
EQUITY AND LIABILITIES
EQUITY		787
Equity attributable to equity holders of the parent and other holders of equity instruments		685
Equity attributable to non-controlling interests		102
NON-CURRENT LIABILITIES		151
Non-current financial liabilities		0
Payables and other non-current liabilities		(13)
Deferred tax liabilities		164
Non-current provisions		0
CURRENT LIABILITIES		121
Current financial liabilities		0
Payables and other current liabilities		25
Current tax payables		96
Current provisions		0
Liabilities associated with non-current assets classified as held for sale		0
TOTAL EQUITY AND LIABILITIES		1,059
Profit or loss [abstract]
Revenues		(35)
Depreciation and amortization		0
OPERATING INCOME		76
Share of income (loss) of investments accounted for by the equity method		0
Net financial expense		(11)
PROFIT BEFORE TAX		65
Corporate income tax		(12)
PROFIT FOR THE YEAR		53
Attributable to equity holders of the parent		40
Attributable to non-controlling interests		€ 13
Basic and diluted earnings per share attributable to equity holders of the parent (EUR per share)		€ 0.01